Note 6 - Risk Management	6 Months Ended
Jun. 30, 2018
Risk Management Abstract
Risk Management Explanatory

Risk management

The principles and risk management policies, as well as tools and procedures established and implemented in the Group as of June 30, 2018 do not differ significantly from those included in the Consolidated Financial Statements of the Group for the year ended December 31, 2017 (see Note 7 of such financial statements).

Risk factors

As mentioned earlier, BBVA has processes in place for identifying risks and analyzing scenarios that enable the Group to manage risks in a dynamic and proactive way.

The risk identification processes are forward looking to ensure the identification of emerging risks and take into account the concerns of both the business areas, which are close to the reality of the different geographical areas, and the corporate areas and senior management.

Risks are captured and measured consistently using the methodologies deemed appropriate in each case. Their measurement includes the design and application of scenario analyses and stress testing and considers the controls to which the risks are subjected.

As part of this process, a forward projection of the risk appetite framework variables in stress scenarios is conducted in order to identify possible deviations from the established thresholds. If any such deviations are detected, appropriate measures are taken to keep the variables within the target risk profile.

To this extent, there are a number of emerging risks that could affect the Group’s business trends. These risks are described in the following main blocks:

Macroeconomic and geopolitical risks

Global growth has improved during 2017 and the first half of 2018, and is more synchronized across developed and emerging markets, which makes the recovery more sustainable. Healthy global trade growth and calm financial markets, which rely on the support from central banks and the lack of inflation pressure, also contribute to the more upbeat outlook. The performance of the most advanced economies is solid, especially the Eurozone, where global demand adds to domestic factors and reduced political uncertainty. Growth momentum in The United States will be supported in the short term by the recently approved tax reform, although its long-term impact is unlikely to be large. As regards emerging economies, China's growth moderation continues, with a mix of policies oriented to diminish financial imbalances, while economic activity in Latin America recovers against a background of higher commodity prices and favorable global funding conditions.

The uncertainty around these positive economic perspectives has a downward bias but continues to be elevated. First, following a long period of exceptionally loose monetary policies, the main central banks are tapering their support, with uncertainty on their impact on markets and economies given the background of high leverage and signs of overvaluation in some financial assets. A second source of uncertainty is related with the political support to the multilateral global governance of trade. Third, both global geopolitics and domestic politics in some countries are relevant for the economic perspectives within the BBVA's footprint.

In this regard, the Group's geographical diversification remains a key element in achieving a high level of revenue recurrence, despite the background conditions and economic cycles of the economies in which it operates.

Regulatory and reputational risks

  Financial institutions are exposed to a complex and ever-changing regulatory environment defined by governments and regulators. This can affect their ability to grow and the capacity of certain businesses to develop, and result in stricter liquidity and capital requirements with lower profitability ratios. The Group constantly monitors changes in the regulatory framework (such as IFRS9, Basel IV, etc.) that allow for anticipation and adaptation to them in a timely manner, adopt industry practices and more efficient and rigorous criteria in its implementation.
  The financial sector is under ever closer scrutiny by regulators, governments and society itself. Negative news or inappropriate behavior can significantly damage the Group's reputation and affect its ability to develop a sustainable business. The attitudes and behaviors of the group and its members are governed by the principles of integrity, honesty, long-term vision and industry practices through, inter alia, internal control Model, the Code of Conduct, tax strategy and Responsible Business Strategy of the Group.

Business, operational and legal risks

  New technologies and forms of customer relationships: Developments in the digital world and in information technologies pose significant challenges for financial institutions, entailing threats (new competitors, disintermediation…) but also opportunities (new framework of relations with customers, greater ability to adapt to their needs, new products and distribution channels...). Digital transformation is a priority for the Group as it aims to lead digital banking of the future as one of its objectives.
  Technological risks and security breaches: The Group is exposed to new threats such as cyber-attacks, theft of internal and customer databases, fraud in payment systems, etc. that require major investments in security from both the technological and human point of view. The Group gives great importance to the active operational and technological risk management and control. One example was the early adoption of advanced models for management of these risks (AMA - Advanced Measurement Approach).
  The financial sector is exposed to increasing litigation, so the financial institutions face a large number of proceedings which economic consequences are difficult to determine. The Group manages and monitors these proceedings to defend its interests, where necessary allocating the corresponding provisions to cover them, following the expert criteria of internal lawyers and external attorneys responsible for the legal handling of the procedures, in accordance with applicable legislation.

Credit risk

Credit risk exposure

BBVA Group’s maximum credit risk exposure (see definition below) by headings in the balance sheets as of June 30, 2018 and December 31, 2017 is provided below. It does not consider the availability of collateral or other credit enhancements to guarantee compliance with payment obligations. The details are broken down by financial instruments and counterparties.

Maximum Credit Risk Exposure (Millions of euros)
	Notes	June 2018
Financial assets held for trading		55,741
Debt securities	9	26,953
Equity instruments	9	5,250
Loans and advances to customers	9	23,538
Non-trading financial assets mandatorily at fair value through profit or loss		4,377
Loans and advances	10	1,329
Debt securities	10	290
Equity instruments	10	2,758
Financial assets designated at fair value through profit or loss	11	1,487
Derivatives (trading and hedging)		44,938	Stage 1	Stage 2	Stage 3
Financial assets at fair value through other comprehensive income	12.1	63,192	63,190	2	-
Debt securities		60,614	60,612	2	-
Equity instruments	12.1	2,579	2,579	-	-
Financial assets at amortized cost		439,880	388,929	32,276	18,675
Loans and advances to central banks		5,311	5,311	-	-
Loans and advances to credit institutions		11,795	11,785	-	10
Loans and advances to customers		390,661	339,788	32,246	18,627
Debt securities		32,113	32,045	30	37
Total financial assets risk		609,616	452,121	32,278	18,675
Total loan commitments and financial guarantees		171,492	162,320	8,116	1,057
Total maximum credit exposure		781,108	614,440	40,393	19,732

The maximum credit exposure presented in the table above is determined by type of financial asset as explained below:

  In the case of financial assets recognized in the consolidated balance sheets, exposure to credit risk is considered equal to its carrying amount (not including impairment losses), with the sole exception of derivatives and hedging derivatives.
  The maximum credit risk exposure on financial guarantees granted is the maximum that the Group would be liable for if these guarantees were called in, and that is their amount.
  The calculation of risk exposure for derivatives is based on the sum of two factors: the derivatives fair value and their potential risk (or "add-on").

The first factor, fair value, reflects the difference between original commitments and fair values on the reporting date (mark-to-market).

The second factor, potential risk (‘add-on’), is an estimate of the maximum increase to be expected on risk exposure over a derivative fair value (at a given statistical confidence level) as a result of future changes in the fair value over the remaining term of the derivatives.

The consideration of the potential risk ("add-on") relates the risk exposure to the exposure level at the time of a customer’s default. The exposure level will depend on the customer’s credit quality and the type of transaction with such customer. Given the fact that default is an uncertain event which might occur any time during the life of a contract, the BBVA Group has to consider not only the credit exposure of the derivatives on the reporting date, but also the potential changes in exposure during the life of the contract. This is especially important for derivatives, whose valuation changes substantially throughout their terms, depending on the fluctuation of market prices.

The breakdown by counterparty and product of loans and advances, net of impairment losses, classified in the different headings of the assets, as of June 30, 2018 and December 31, 2017 is shown below:

June 2018 (Millions of euros)
	Gross carrying amount	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households
By product
On demand and short notice	4,490	-	37	-	143	3,504	641
Credit card debt	16,057	-	7	1	4	2,320	12,750
Trade receivables	15,167		853	-	257	13,704	96
Finance leases	9,160	-	209	-	3	8,130	396
Reverse repurchase loans	946	-	191	754	-	1	-
Other term loans	351,690	5,271	27,278	4,613	6,239	137,147	159,531
Advances that are not loans	11,781	38	1,515	6,608	1,961	1,043	544
Loans and advances	409,290	5,309	30,090	11,976	8,607	165,849	173,958
By secured loans
of which: mortgage loans collateralized by immovable property	149,314		1,115	-	256	29,373	113,265
of which: other collateralized loans	41,632		7,948	241	1,024	24,916	6,660
By purpose of the loan
of which: credit for consumption	42,333						39,863
of which: lending for house purchase	115,930						113,687
By subordination
of which: project finance loans	17,658					17,027

December 2017 (Millions of euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total
On demand and short notice	-	222	-	270	7,663	2,405	10,560
Credit card debt	-	6	-	3	1,862	13,964	15,835
Trade receivables		1,624	-	497	20,385	198	22,705
Finance leases	-	205	-	36	8,040	361	8,642
Reverse repurchase loans	305	1,290	13,793	10,912	-	-	26,300
Other term loans	6,993	26,983	4,463	5,763	125,228	155,418	324,848
Advances that are not loans	2	1,964	8,005	1,044	1,459	522	12,995
Loans and advances	7,301	32,294	26,261	18,525	164,637	172,868	421,886
of which: mortgage loans [Loans collateralized by immovable property]		998	-	308	37,353	116,938	155,597
of which: other collateralized loans		7,167	13,501	12,907	24,100	9,092	66,767
of which: credit for consumption						40,705	40,705
of which: lending for house purchase						114,709	114,709
of which: project finance loans					16,412		16,412

Past due but not impaired and impaired secured loans risks

The tables below provides details by counterpart and by product of past due risks but not considered to be impaired, as of June 30, 2018 and December 31, 2017, listed by their first past-due date; as well as the breakdown of the debt securities and loans and advances individually and collectively estimated, and the specific allowances for individually estimated and for collectively estimated:

June 2018 (Millions of euros)
	Assets without significant increase in credit risk since initial recognition (Stage 1)			Assets with significant increase in credit risk since initial recognition but not credit-impaired (Stage 2)			Credit-impaired assets (Stage 3)
	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days
Debt securities	-	-	-	2	-	-	-	-	6
Loans and advances	13,347	1,688	-	5,883	2,560	-	991	662	3,886
General governments	959	73	-	75	1	-	11	4	95
Credit institutions	18	1	-	-	-	-	-	-	5
Other financial corporations	631	32	-	1	2	-	-	-	6
Non-financial corporations	3,634	633	-	1,844	976	-	481	174	2,180
Households	8,106	948	-	3,964	1,581	-	499	484	1,601
TOTAL	13,347	1,688	-	5,885	2,560	-	991	662	3,892
On demand (call) and short notice (current account)	227	48	-	46	26	-	2	3	51
Credit card debt	344	20	-	756	104	-	4	15	108
Trade receivables	25	58	-	12	78	-	1	4	36
Finance leases	677	33	-	104	114	-	19	25	113
Other term loans	11,752	1,462	-	4,965	2,231	-	964	616	3,574
Advances that are not loans	322	67	-	-	6	-	-	-	5
of which: mortgage loans collateralized by immovable property	5,332	387	-	2,751	1,251	-	866	526	1,902
of which: other collateralized loans	519	71	-	723	111	-	14	21	108
of which: credit for consumption	3,321	487	-	1,549	406	-	32	75	282
of which: lending for house purchase	3,875	338	-	2,118	976	-	416	353	1,006
of which: project finance loans	15	5	-	3	182	-	-	-	670

December 2017 (Millions of euros) (*)
	Past due but not impaired			Impaired assets	Carrying amount of the impaired assets	Specific allowances for financial assets, individually and collectively estimated (**)	Collective allowances for incurred but not reported losses	Accumulated write-offs
	≤ 30 days	> 30 days ≤ 60 days	> 60 days ≤ 90 days
Debt securities	-	-	-	66	38	(28)	(21)	-
Loans and advances	3,432	759	503	19,401	10,726	(8,675)	(4,109)	(29,938)
General governments	75	3	13	171	129	(42)	(69)	(27)
Credit institutions	-	-	-	11	5	(6)	(30)	(5)
Other financial corporations	2	-	-	12	6	(7)	(19)	(5)
Non-financial corporations	843	153	170	10,791	5,192	(5,599)	(1,939)	(18,988)
Households	2,512	603	319	8,417	5,395	(3,022)	(2,052)	(10,913)
TOTAL	3,432	759	503	19,467	10,764	(8,703)	(4,130)	(29,938)
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	77	12	11	389	151	(238)
Credit card debt	397	66	118	629	190	(439)
Trade receivables	115	8	9	515	179	(336)
Finance leases	138	66	47	431	155	(276)
Other term loans	2,705	606	317	17,417	10,047	(7,370)
Advances that are not loans	1	-	1	20	3	(16)
of which: mortgage loans (Loans collateralized by immovable property)	1,345	360	164	11,388	7,630	(3,757)
of which: other collateralized loans	592	137	43	803	493	(310)
of which: credit for consumption	1,260	248	207	1,551	457	(1,093)
of which: lending for house purchase	1,034	307	107	5,730	4,444	(1,286)
of which: project finance loans	13	-	25	1,165	895	(271)

(*) Figures originally reported in the year 2017 in accordance to the applicable regulation, without restatements.

(**) Corresponding to €2,763 million of specific allowances for financial assets, individually estimated and €5,940 million of specific allowances for financial assets collectively estimated.

The breakdown of loans and advances, within loans and receivables, impaired and accumulated impairment by sectors as of June 30, 2018 and December 31, 2017 is as follows:

June 2018 (Millions of euros)
	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
General governments	160	(92)	0.6%
Credit institutions	10	(13)	0.1%
Other financial corporations	12	(18)	0.1%
Non-financial corporations	10,081	(7,457)	5.8%
Households	8,374	(5,920)	4.7%
LOANS AND ADVANCES	18,637	(13,498)	4.6%

December 2017 (Millions of euros)
	Non-performing loans and advances	Accumulated impairment or Accumulated changes in fair value due to credit risk	Non-performing loans and advances as a % of the total
General governments	171	(111)	0.5%
Credit institutions	11	(36)	0.3%
Other financial corporations	12	(26)	0.1%
Non-financial corporations	10,791	(7,538)	6.3%
Households	8,417	(5,073)	4.7%
LOANS AND ADVANCES	19,401	(12,784)	4.5%

The changes during the six months period ended June 30, 2018 and 2017 of impaired financial assets and contingent risks are as follow:

Changes in Impaired Financial Assets and Contingent Risks (Millions of euros)
	First semester 2018	Year 2017
Balance at the beginning	20,590	23,877
Additions	4,661	10,856
Decreases (*)	(3,453)	(7,771)
Net additions	1,208	3,085
Amounts written-off	(1,739)	(5,758)
Exchange differences and other	(357)	(615)
Balance at the end	19,702	20,590

(*) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of mortgage foreclosures and real estate assets received in lieu of payment as well as monetary recoveries (see Notes 19 and 20 to the interim Consolidated Financial Statement for additional information).

Impairment losses

Below are the changes in six months period ended June 30, 2018 and the year ended December 31, 2017, in the provisions recognized on the accompanying consolidated balance sheets to cover estimated impairment losses in loans and advances and debt securities, according to the different headings under which they are classified in the accompanying consolidated balance sheet:

First semester 2018 (Millions of euros)

Balance as of December 31, 2017	12,833
First implementation adjustment of IFRS 9	1,171
Balance as of January 1, 2018	14,004
Increase in impairment losses charged to income	5,022
Stage 1	924
Stage 2	597
Stage 3	3,500
Decrease in impairment losses charged to income	(3,249)
Stage 1	(995)
Stage 2	(561)
Stage 3	(1,693)
Transfer to written-off loans, exchange differences and other	2,233
Closing balance	13,544

June 2017 (Millions of euros)
	Opening balance	Increases due to amounts set aside for estimated loan losses during the period	Decreases due to amounts reversed for estimated loan losses during the period	Decreases due to amounts taken against allowances	Transfers between allowances	Other adjustments	Closing balance	Recoveries recorded directly to the statement of profit or loss
Specific allowances for financial assets, individually estimated	(3,204)	(1,290)	972	122	244	111	(3,045)	5
Specific allowances for financial assets, collectively estimated	(7,733)	(2,825)	980	1,942	(41)	380	(7,296)	233
Collective allowances for incurred but not reported losses on financial assets	(5,270)	(905)	890	26	(127)	250	(5,136)	-
Total	(16,206)	(5,020)	2,842	2,090	76	741	(15,477)	238

(*) Figures originally reported in the year 2017 in accordance to the applicable regulation, without restatements.

Liquidity risk

Management of liquidity and structural finance within the BBVA Group is based on the principle of the financial autonomy of the entities that make it up. This approach helps prevent and limit liquidity risk by reducing the Group’s vulnerability in periods of high risk. This decentralized management avoids possible contagion due to a crisis that could affect only one or several BBVA Group entities, which must cover their liquidity needs independently in the markets where they operate. Liquidity Management Units (LMUs) have been set up for this reason in the geographical areas where the main foreign subsidiaries operate, and also for the parent BBVA S.A., within the Euro currency scope, which includes BBVA Portugal.

Assets and Liabilities Management unit manages BBVA Group's liquidity and funding. It plans and executes the funding of the long-term structural gap of each LMUs and proposes to Assets and Liabilities Committee (“ALCO”) the actions to adopt in this regard in accordance with the policies and limits established by the Standing Committee.

As first core element, the Bank's target in terms of liquidity and funding risk is characterized through the Liquidity Coverage Ratio (LCR) and the Loan-to-Stable-Customer-Deposits (LtSCD) ratio. LCR is a regulatory measurement aimed at ensuring entities’ resistance in a scenario of liquidity stress within a time horizon of 30 days. BBVA, within its risk appetite framework and its limits and alerts schemes, has established a level of requirement for compliance with the LCR ratio both for the Group as a whole and for each of the Liquidity Management Units (LMUs) individually. The internal levels required are geared to comply sufficiently and efficiently in advance with the implementation of the regulatory requirement of 2018, at a level above 100%.

LCR ratio in Europe came into force on 1st October 2015. With an initial 60% minimum requirement, progressively increased (phased-in) up to 100% in 2018. Throughout the first semester of the year 2018, LCR level at BBVA Group has been above 100%. As of June 30, 2018, the LCR ratio at Group level is 127%.

Although this regulatory requirement is mandatory at a Group level and Eurozone banks, all subsidiaries are above this minimum. In any case, it should be noted that liquidity excesses in subsidiaries are not deemed transferable when calculating the consolidated ratio. Taking into account the impact of these High Quality Liquid Assets excluded, LCR ratio would be 147%.

LCR main LMU
June 2018
Group	127%
Eurozone(*)	153%
Bancomer	135%
Compass(**)	142%
Garanti	133%

(*) Includes: Spain, Portugal and Rest of Eurasia.

(**) Compass LCR calculated according to local regulation (Fed Modified LCR).

The second core element in liquidity and funding risk management is to achieve proper diversification of the funding structure, avoiding excessive reliance on short-term funding and establishing a maximum level of short-term borrowing comprising both wholesale funding as well as funds from non-retail customers. Regarding long-term funding, the maturity profile does not show significant concentrations, which enables adaptation of the anticipated issuance schedule to the best financial conditions of the markets. Finally, concentration risk is monitored at the LMU level, with a view to ensuring the right diversification both per counterparty and per instrument type.

The third element promotes the short-term resilience of the liquidity risk profile, making sure that each LMU has sufficient collateral to address the risk of wholesale markets closing. Basic Capacity is the short-term liquidity risk management and control metric that is defined as the relationship between the available explicit assets and the maturities of wholesale liabilities and volatile funds, at different terms, with special relevance being given to 30-day maturities.

Each entity maintains an individual liquidity buffer, both Banco Bilbao Vizcaya Argentaria SA and its subsidiaries, including BBVA Compass, BBVA Bancomer, Garanti Bank and the Latin American subsidiaries. The table below shows the liquidity available by instrument as of December 31, 2017 and June 30, 2018 for the most significant entities based on prudential supervisor’s information:

June 2018 (Millions of euros)
	BBVA Eurozone (1)	BBVA Bancomer	BBVA Compass	Garanti Bank	Others
Cash and withdrawable central bank reserves	12,405	5,725	1,767	6,413	5,922
Level 1 tradable assets	36,683	6,284	9,760	5,910	5,475
Level 2A tradable assets	417	530	643	-	-
Level 2B tradable assets	3,668	181	-	-	-
Other tradable assets	6,397	1,700	1,133	557	796
Non tradable assets eligible for central banks	-	-	3,174	-	-

Cumulated Counterbalancing Capacity	59,570	14,420	16,477	12,880	12,193

(1) Includes Spain, Portugal and Rest of Eurasia.